Pensions and other post-retirement benefits - Fair Value of Assets Held by the Defined Benefit Plans (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value of plan assets [line items]
Property	$ 2,318	$ 2,049	$ 2,565
Cash	589	752	829
Other	225	179	329
Debt (repurchase agreements) used to fund liability driven investments	(5,583)	(2,981)	(1,791)
Asset recognized	46,513	40,685	42,138
Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	12,619	14,576	16,597
Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	2,576	2,869	2,630
Private equity
Disclosure of fair value of plan assets [line items]
Equity	4,140	4,197	4,460
Government issued nominal bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	5,926	3,196	3,097
Government issued index-linked bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	16,179	9,388	6,430
Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	7,524	6,460	6,992
United Kingdom | Domestic defined benefit plans
Disclosure of fair value of plan assets [line items]
Property	2,211	1,970	2,453
Cash	390	547	564
Other	104	(68)	110
Debt (repurchase agreements) used to fund liability driven investments	(5,583)	(2,981)	(1,791)
Asset recognized	35,091	30,180	31,223
United Kingdom | Domestic defined benefit plans | Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	9,548	11,494	13,474
United Kingdom | Domestic defined benefit plans | Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	2,220	2,549	2,305
United Kingdom | Domestic defined benefit plans | Private equity
Disclosure of fair value of plan assets [line items]
Equity	2,679	2,754	2,933
United Kingdom | Domestic defined benefit plans | Government issued nominal bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	2,663	489	393
United Kingdom | Domestic defined benefit plans | Government issued index-linked bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	16,177	9,384	6,425
United Kingdom | Domestic defined benefit plans | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	4,682	4,042	4,357
US | Foreign defined benefit plans
Disclosure of fair value of plan assets [line items]
Property	6	6	6
Cash	80	105	116
Other	53	90	67
Debt (repurchase agreements) used to fund liability driven investments	0	0	0
Asset recognized	7,779	7,316	7,510
US | Foreign defined benefit plans | Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	2,158	2,283	2,329
US | Foreign defined benefit plans | Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	220	220	226
US | Foreign defined benefit plans | Private equity
Disclosure of fair value of plan assets [line items]
Equity	1,461	1,442	1,522
US | Foreign defined benefit plans | Government issued nominal bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	1,777	1,438	1,527
US | Foreign defined benefit plans | Government issued index-linked bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	0	0	0
US | Foreign defined benefit plans | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	2,024	1,732	1,717
Eurozone | Foreign defined benefit plans
Disclosure of fair value of plan assets [line items]
Property	71	45	48
Cash	21	17	10
Other	23	74	102
Debt (repurchase agreements) used to fund liability driven investments	0	0	0
Asset recognized	2,224	1,879	1,874
Eurozone | Foreign defined benefit plans | Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	537	436	423
Eurozone | Foreign defined benefit plans | Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	83	54	49
Eurozone | Foreign defined benefit plans | Private equity
Disclosure of fair value of plan assets [line items]
Equity	0	1	1
Eurozone | Foreign defined benefit plans | Government issued nominal bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	941	821	685
Eurozone | Foreign defined benefit plans | Government issued index-linked bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	2	4	5
Eurozone | Foreign defined benefit plans | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	546	427	551
Other | Foreign defined benefit plans
Disclosure of fair value of plan assets [line items]
Property	30	28	58
Cash	98	83	139
Other	45	83	50
Debt (repurchase agreements) used to fund liability driven investments	0	0	0
Asset recognized	1,419	1,310	1,531
Other | Foreign defined benefit plans | Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	376	363	371
Other | Foreign defined benefit plans | Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	53	46	50
Other | Foreign defined benefit plans | Private equity
Disclosure of fair value of plan assets [line items]
Equity	0	0	4
Other | Foreign defined benefit plans | Government issued nominal bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	545	448	492
Other | Foreign defined benefit plans | Government issued index-linked bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	0	0	0
Other | Foreign defined benefit plans | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	$ 272	$ 259	$ 367